OTHER RECEIVALBES - Other Receivables (Details) $ in Thousands	Dec. 31, 2022 USD ($)
OTHER RECEIVABLES
Other receivables, total amount	$ 8,848
Shanghai Changda
OTHER RECEIVABLES
Interest rate (as a percent)	0.00%
Other receivables, total amount	$ 6,858
Anhui Xin Jieying
OTHER RECEIVABLES
Interest rate (as a percent)	0.00%
Other receivables, total amount	$ 1,990